Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Domestic Plan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	0.63%	0.61%	0.76%
Weighted-average assumptions used, Discount rates in determining benefit obligation	0.71%	0.63%	0.61%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	3.46%	3.21%	3.21%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	3.46%	3.46%	3.21%
Weighted-average assumptions used, Expected rates of return on plan assets	2.93%	2.89%	2.83%
Weighted-average assumptions used, Cash balance crediting rate for determining expense	2.46%	2.46%	2.46%
Weighted-average assumptions used, Cash balance crediting rate for determining benefit obligation	2.46%	2.46%	2.46%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	2.94%	3.80%	3.19%
Weighted-average assumptions used, Discount rates in determining benefit obligation	2.34%	3.05%	3.87%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	5.12%	5.01%	4.65%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	5.09%	5.12%	5.01%
Weighted-average assumptions used, Expected rates of return on plan assets	6.19%	6.25%	6.70%
Weighted-average assumptions used, Cash balance crediting rate for determining expense	2.39%	3.03%	2.74%
Weighted-average assumptions used, Cash balance crediting rate for determining benefit obligation	1.62%	2.39%	3.03%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	2.72%	3.87%	3.27%
Weighted-average assumptions used, Discount rates in determining benefit obligation	2.23%	2.96%	3.99%
Weighted-average assumptions used, Expected rates of return on plan assets	7.00%	7.00%	7.50%